Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000023127 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023127 | 05464C101 | Axon Enterprise, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023127 | 48251W104 | KKR & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023127 | 44951W106 | IES Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023127 | 697660207 | Pampa Energia SA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023127 | M2682V108 | CyberArk Software Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023127 | 26969P108 | Eagle Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023127 | 040413205 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023127 | 50212V100 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023127 | 754730109 | Raymond James Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023127 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023127 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023127 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023127 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023127 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023127 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000023127 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000023127 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000023127 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000023127 | Technology
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000023127 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000023126 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023126 | 05464C101 | Axon Enterprise, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023126 | 48251W104 | KKR & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023126 | 44951W106 | IES Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023126 | 697660207 | Pampa Energia SA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023126 | M2682V108 | CyberArk Software Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023126 | 26969P108 | Eagle Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023126 | 040413205 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023126 | 50212V100 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023126 | 754730109 | Raymond James Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023126 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023126 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023126 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023126 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023126 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023126 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000023126 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000023126 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000023126 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000023126 | Technology
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000023126 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000127241 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000127241 | 05464C101 | Axon Enterprise, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000127241 | 48251W104 | KKR & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000127241 | 44951W106 | IES Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000127241 | 697660207 | Pampa Energia SA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000127241 | M2682V108 | CyberArk Software Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000127241 | 26969P108 | Eagle Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000127241 | 040413205 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000127241 | 50212V100 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000127241 | 754730109 | Raymond James Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000127241 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000127241 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000127241 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000127241 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000127241 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000127241 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000127241 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000127241 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000127241 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000127241 | Technology
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000127241 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000023136 | 91282CCY5 | United States Treasury Note/Bond
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023136 | 30166RAG2 | Exeter Automobile Receivables Trust, Class E
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023136 | 025286AE5 | American Credit Acceptance Receivables Trust, Class E, MTN
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023136 | 36261AAJ4 | GLS Auto Receivables Issuer Trust, Class E
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023136 | 3132DWJ46 | Freddie Mac, Pool #SD8383
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023136 | 428236BR3 | HP, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023136 | 3133KNWE9 | Freddie Mac, Pool #RA6945
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023136 | 05602XDJ4 | BNP Paribas SA
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023136 | 10922NAF0 | Brighthouse Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023136 | 780082AR4 | Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023136 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	21.30%
C000023136 | InvestmentType_Collateralized Loan Obligations
Holdings [Line Items]
Percent of Total Investments	5.20%
C000023136 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	44.90%
C000023136 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	26.70%
C000169022 | 91282CCY5 | United States Treasury Note/Bond
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000169022 | 30166RAG2 | Exeter Automobile Receivables Trust, Class E
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000169022 | 025286AE5 | American Credit Acceptance Receivables Trust, Class E, MTN
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000169022 | 36261AAJ4 | GLS Auto Receivables Issuer Trust, Class E
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000169022 | 3132DWJ46 | Freddie Mac, Pool #SD8383
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000169022 | 428236BR3 | HP, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000169022 | 3133KNWE9 | Freddie Mac, Pool #RA6945
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000169022 | 05602XDJ4 | BNP Paribas SA
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000169022 | 10922NAF0 | Brighthouse Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000169022 | 780082AR4 | Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000169022 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	21.30%
C000169022 | InvestmentType_Collateralized Loan Obligations
Holdings [Line Items]
Percent of Total Investments	5.20%
C000169022 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	44.90%
C000169022 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	26.70%
C000023135 | 91282CCY5 | United States Treasury Note/Bond
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023135 | 30166RAG2 | Exeter Automobile Receivables Trust, Class E
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023135 | 025286AE5 | American Credit Acceptance Receivables Trust, Class E, MTN
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023135 | 36261AAJ4 | GLS Auto Receivables Issuer Trust, Class E
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023135 | 3132DWJ46 | Freddie Mac, Pool #SD8383
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023135 | 428236BR3 | HP, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023135 | 3133KNWE9 | Freddie Mac, Pool #RA6945
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023135 | 05602XDJ4 | BNP Paribas SA
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023135 | 10922NAF0 | Brighthouse Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023135 | 780082AR4 | Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023135 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	21.30%
C000023135 | InvestmentType_Collateralized Loan Obligations
Holdings [Line Items]
Percent of Total Investments	5.20%
C000023135 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	44.90%
C000023135 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	26.70%
C000085545 | 91282CCY5 | United States Treasury Note/Bond
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000085545 | 30166RAG2 | Exeter Automobile Receivables Trust, Class E
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000085545 | 025286AE5 | American Credit Acceptance Receivables Trust, Class E, MTN
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000085545 | 36261AAJ4 | GLS Auto Receivables Issuer Trust, Class E
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000085545 | 3132DWJ46 | Freddie Mac, Pool #SD8383
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000085545 | 428236BR3 | HP, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000085545 | 3133KNWE9 | Freddie Mac, Pool #RA6945
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000085545 | 05602XDJ4 | BNP Paribas SA
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000085545 | 10922NAF0 | Brighthouse Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000085545 | 780082AR4 | Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000085545 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	21.30%
C000085545 | InvestmentType_Collateralized Loan Obligations
Holdings [Line Items]
Percent of Total Investments	5.20%
C000085545 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	44.90%
C000085545 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	26.70%
C000023132 | 91282CCY5 | United States Treasury Note/Bond
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023132 | 83367TBJ7 | Societe Generale SA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023132 | 58013MFX7 | McDonald's Corp., MTN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023132 | 46647PCF1 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023132 | 38141GYR9 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023132 | 456837AX1 | ING Groep NV
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023132 | 3133ERJF9 | Federal Farm Credit Banks Funding Corp., 6/27/2044
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023132 | 3130B04Q9 | Federal Home Loan Banks, 2/28/2039
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023132 | 3130B12D8 | Federal Home Loan Banks, 4/25/2044
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023132 | 3133ERRB9 | Federal Farm Credit Banks Funding Corp., 8/26/2044
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023132 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	18.20%
C000023132 | InvestmentType_Collateralized Loan Obligations
Holdings [Line Items]
Percent of Total Investments	4.10%
C000023132 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	38.80%
C000023132 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	37.10%
C000023131 | 91282CCY5 | United States Treasury Note/Bond
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023131 | 83367TBJ7 | Societe Generale SA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023131 | 58013MFX7 | McDonald's Corp., MTN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023131 | 46647PCF1 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023131 | 38141GYR9 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023131 | 456837AX1 | ING Groep NV
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023131 | 3133ERJF9 | Federal Farm Credit Banks Funding Corp., 6/27/2044
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023131 | 3130B04Q9 | Federal Home Loan Banks, 2/28/2039
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023131 | 3130B12D8 | Federal Home Loan Banks, 4/25/2044
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023131 | 3133ERRB9 | Federal Farm Credit Banks Funding Corp., 8/26/2044
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023131 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	18.20%
C000023131 | InvestmentType_Collateralized Loan Obligations
Holdings [Line Items]
Percent of Total Investments	4.10%
C000023131 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	38.80%
C000023131 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	37.10%
C000127242 | 91282CCY5 | United States Treasury Note/Bond
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000127242 | 83367TBJ7 | Societe Generale SA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000127242 | 58013MFX7 | McDonald's Corp., MTN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000127242 | 46647PCF1 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000127242 | 38141GYR9 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000127242 | 456837AX1 | ING Groep NV
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000127242 | 3133ERJF9 | Federal Farm Credit Banks Funding Corp., 6/27/2044
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000127242 | 3130B04Q9 | Federal Home Loan Banks, 2/28/2039
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000127242 | 3130B12D8 | Federal Home Loan Banks, 4/25/2044
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000127242 | 3133ERRB9 | Federal Farm Credit Banks Funding Corp., 8/26/2044
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000127242 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	18.20%
C000127242 | InvestmentType_Collateralized Loan Obligations
Holdings [Line Items]
Percent of Total Investments	4.10%
C000127242 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	38.80%
C000127242 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	37.10%
C000169010 | 50212V100 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169010 | 750917106 | Rambus, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169010 | 05550J101 | BJ's Wholesale Club Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169010 | 770700102 | Robinhood Markets, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169010 | 624756102 | Mueller Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169010 | 457669307 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169010 | 71424F105 | Permian Resources Corp., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169010 | 665531307 | Northern Oil and Gas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169010 | 57686G105 | Matson, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169010 | 38267D109 | Goosehead Insurance, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000169010 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169010 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169010 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000169010 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000169010 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000169010 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169010 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000169010 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000169010 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000169010 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000169012 | 50212V100 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169012 | 750917106 | Rambus, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169012 | 05550J101 | BJ's Wholesale Club Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169012 | 770700102 | Robinhood Markets, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169012 | 624756102 | Mueller Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169012 | 457669307 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169012 | 71424F105 | Permian Resources Corp., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169012 | 665531307 | Northern Oil and Gas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169012 | 57686G105 | Matson, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169012 | 38267D109 | Goosehead Insurance, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000169012 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169012 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169012 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000169012 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000169012 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000169012 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169012 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000169012 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000169012 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000169012 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000169013 | 50212V100 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169013 | 750917106 | Rambus, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169013 | 05550J101 | BJ's Wholesale Club Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169013 | 770700102 | Robinhood Markets, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169013 | 624756102 | Mueller Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169013 | 457669307 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169013 | 71424F105 | Permian Resources Corp., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169013 | 665531307 | Northern Oil and Gas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169013 | 57686G105 | Matson, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169013 | 38267D109 | Goosehead Insurance, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000169013 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169013 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169013 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000169013 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000169013 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000169013 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169013 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000169013 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000169013 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000169013 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%